ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	December 31,
	2018	2017

Accrued products and licenses costs	74,487	70,252
Marketing expenses payable	10,083	16,373
Legal accrual	46,529	53,607
Other accrued expenses	42,875	36,336

	$173,974	$176,568